Asset Allocation (Details)	12 Months Ended
	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
United States Pension Plan of US Entity [Member]
Defined Benefit Plans and Other Postretirement Benefit Plans Table Text Block [Line Items]
Percentage of Plan Assets		100.00%	100.00%
Foreign Pension Plan [Member]
Defined Benefit Plans and Other Postretirement Benefit Plans Table Text Block [Line Items]
Percentage of Plan Assets		100.00%	100.00%
Equity Securities [Member] | United States Pension Plan of US Entity [Member]
Defined Benefit Plans and Other Postretirement Benefit Plans Table Text Block [Line Items]
Percentage of Plan Assets		34.00%	34.00%
Equity Securities [Member] | Foreign Pension Plan [Member]
Defined Benefit Plans and Other Postretirement Benefit Plans Table Text Block [Line Items]
Percentage of Plan Assets		21.00%	21.00%
Debt Securities [Member] | United States Pension Plan of US Entity [Member]
Defined Benefit Plans and Other Postretirement Benefit Plans Table Text Block [Line Items]
Percentage of Plan Assets		21.00%	13.00%
Debt Securities [Member] | Foreign Pension Plan [Member]
Defined Benefit Plans and Other Postretirement Benefit Plans Table Text Block [Line Items]
Percentage of Plan Assets		67.00%	71.00%
Other Investments [Member] | United States Pension Plan of US Entity [Member]
Defined Benefit Plans and Other Postretirement Benefit Plans Table Text Block [Line Items]
Percentage of Plan Assets		44.00%	52.00%
Other Investments [Member] | Foreign Pension Plan [Member]
Defined Benefit Plans and Other Postretirement Benefit Plans Table Text Block [Line Items]
Percentage of Plan Assets		8.00%	4.00%
Cash [Member] | United States Pension Plan of US Entity [Member]
Defined Benefit Plans and Other Postretirement Benefit Plans Table Text Block [Line Items]
Percentage of Plan Assets		1.00%	1.00%
Cash [Member] | Foreign Pension Plan [Member]
Defined Benefit Plans and Other Postretirement Benefit Plans Table Text Block [Line Items]
Percentage of Plan Assets		4.00%	4.00%
Scenario, Forecast [Member] | United States Pension Plan of US Entity [Member]
Defined Benefit Plans and Other Postretirement Benefit Plans Table Text Block [Line Items]
Equity Securities Target Allocation	100.00%
Scenario, Forecast [Member] | Foreign Pension Plan [Member]
Defined Benefit Plans and Other Postretirement Benefit Plans Table Text Block [Line Items]
Equity Securities Target Allocation	100.00%
Scenario, Forecast [Member] | Equity Securities [Member] | United States Pension Plan of US Entity [Member]
Defined Benefit Plans and Other Postretirement Benefit Plans Table Text Block [Line Items]
Equity Securities Target Allocation	35.00%
Scenario, Forecast [Member] | Equity Securities [Member] | Foreign Pension Plan [Member]
Defined Benefit Plans and Other Postretirement Benefit Plans Table Text Block [Line Items]
Equity Securities Target Allocation	19.00%
Scenario, Forecast [Member] | Debt Securities [Member] | United States Pension Plan of US Entity [Member]
Defined Benefit Plans and Other Postretirement Benefit Plans Table Text Block [Line Items]
Equity Securities Target Allocation	20.00%
Scenario, Forecast [Member] | Debt Securities [Member] | Foreign Pension Plan [Member]
Defined Benefit Plans and Other Postretirement Benefit Plans Table Text Block [Line Items]
Equity Securities Target Allocation	70.00%
Scenario, Forecast [Member] | Other Investments [Member] | United States Pension Plan of US Entity [Member]
Defined Benefit Plans and Other Postretirement Benefit Plans Table Text Block [Line Items]
Equity Securities Target Allocation	45.00%
Scenario, Forecast [Member] | Other Investments [Member] | Foreign Pension Plan [Member]
Defined Benefit Plans and Other Postretirement Benefit Plans Table Text Block [Line Items]
Equity Securities Target Allocation	6.00%
Scenario, Forecast [Member] | Cash [Member] | Foreign Pension Plan [Member]
Defined Benefit Plans and Other Postretirement Benefit Plans Table Text Block [Line Items]
Equity Securities Target Allocation	5.00%